Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	ALPHA TAU MEDICAL LTD.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001871321
Amendment Flag	false